Fair Value of Financial Assets and Liabilities (Details) - Schedule of reconciliation between the beginning and ending balances of instruments classified as Level 3, whose fair value is reflected in the financial statements - Instruments Issued By Chilean Government And Central Bank [Member] - CLP ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial assets held-for-trading instruments [Member] | Transfers from level 1 to level 2 [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of reconciliation between the beginning and ending balances of instruments classified as Level 3, whose fair value is reflected in the financial statements [Line Items]
From the Chilean Government and Central Bank	$ 933	$ 425
Financial assets held-for-trading instruments [Member] | Transfers from level 2 to level 1 [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of reconciliation between the beginning and ending balances of instruments classified as Level 3, whose fair value is reflected in the financial statements [Line Items]
From the Chilean Government and Central Bank		109
Instruments Issued By Foreign Institutions [Member] | Transfers from level 1 to level 2 [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of reconciliation between the beginning and ending balances of instruments classified as Level 3, whose fair value is reflected in the financial statements [Line Items]
From the Chilean Government and Central Bank
Instruments Issued By Foreign Institutions [Member] | Transfers from level 2 to level 1 [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of reconciliation between the beginning and ending balances of instruments classified as Level 3, whose fair value is reflected in the financial statements [Line Items]
From the Chilean Government and Central Bank
Financial assets at fair value through other comprehensive income [Member] | Transfers from level 1 to level 2 [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of reconciliation between the beginning and ending balances of instruments classified as Level 3, whose fair value is reflected in the financial statements [Line Items]
From the Chilean Government and Central Bank
Financial assets at fair value through other comprehensive income [Member] | Transfers from level 2 to level 1 [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of reconciliation between the beginning and ending balances of instruments classified as Level 3, whose fair value is reflected in the financial statements [Line Items]
From the Chilean Government and Central Bank